Commitments and Contingencies (Operating Leases) (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 894
2017	877
2018	887
2019	709
2020	729
Thereafter	1,389
Total	$ 5,485